Summary of Significant Accounting Policies - Schedule of Revenue Recognized (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 28, 2025		Sep. 29, 2024		Sep. 28, 2025		Sep. 29, 2024		Dec. 29, 2024	Dec. 31, 2023
Residential Solar Installation
Revenue	$ 38,579		$ 5,536		$ 114,097		$ 20,068
Total revenue	70,005	[1]	5,536	[1]	220,269	[1]	20,068	[1]	$ 108,742	$ 87,616
Total revenue recognized over time	48,022		5,536		154,172		20,068
Total revenue recognized at a point in time	21,983				66,097
New Homes Business [Member]
Residential Solar Installation
Revenue	27,116				101,862
Total revenue									$ 41,282
Sunder [Member]
Residential Solar Installation
Revenue	4,310				4,310
Revenue Recognized Over Time [Member] | Residential Solar Installation [Member]
Residential Solar Installation
Revenue	38,579		5,536		114,097		20,068
Revenue Recognized Over Time [Member] | New Homes Business [Member]
Residential Solar Installation
Revenue	9,443				40,075
Revenue Recognized at a Point in Time [Member] | New Homes Business [Member]
Residential Solar Installation
Revenue	17,673				61,787
Revenue Recognized at a Point in Time [Member] | New Homes Business One [Member]
Residential Solar Installation
Revenue	$ 4,310				$ 4,310

[1]	Revenue is net of dealer fees attributable to related party of $0.3 million and $1.6 million in the thirteen and thirty-nine week periods ended September 28, 2025, respectively. Revenue is net of dealer fees attributable to related party of $1.6 million in each of the thirteen and thirty-nine week periods ended September 29, 2024. Refer to Note 16 – Related Party Transactions for details.